N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Small-Cap Value Fund

Semi-Annual Report
June 30, 2011

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

VIKING TAX-FREE FUND FOR MONTANA
VIKING TAX-FREE FUND FOR NORTH DAKOTA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND") (each a "Fund", collectively the "Funds") for the six months ended June 30, 2011. Each Fund's portfolio and related financial statements are presented within for your review.

Economic Recap

Economic growth slowed in the first quarter of 2011 as bad weather and high oil prices restrained spending, placing the United States in a modest recovery relative to historical post-recession periods. The continued growth, although tepid, was boosted by the year end tax/stimulus package and a reiteration by the Fed that it would not raise rates any time soon.

The economic data in the second quarter continued to point to slow economic growth. Part of the economic slowdown could be attributed to supply chain problems in Japan caused by the Tsunami's lingering effects. This was coupled with unstable weather in the Midwest and a slowdown in government spending on defense. The economy can't be in very good shape since the Fed has recently stated that rates will stay extraordinarily low through mid 2013. Additionally, the Federal Government's hands are tied regarding future stimulus given the scrutiny of fiscal responsibility by the rating agencies, so the U.S. economy will have to find growth without massive government spending. Fortunately the weather-related disruptions appear to be behind us and the supply disruptions that occurred after the earthquake in Japan should become a tailwind.

Municipal Bond Market Recap

The municipal market started 2011 with solidly negative mutual fund flows, concern of an onslaught of tax-exempt new issue forward supply and significant investor anxiety over the prospect of rampant municipal bond defaults and bankruptcies. Much has changed. Municipal bond mutual fund flows, after recording 29 consecutive weeks of outflows, are now mixed with four of the last eight weeks posting inflows. The prolonged avalanche of tax-exempt supply the market had feared has not materialized with many state and local issuers reluctant to sell debt while facing budgetary pressure. Volume will likely stay low for the foreseeable future which should continue to lead to favorable market conditions. Also, a case can be made that credit fundamentals at the state level may be on the mend. The Rockefeller Institute recently reported five consecutive quarters of state revenue growth, with early indications of yet another positive quarter to follow. On the budget front, among the 46 states whose fiscal 2012 begins on July 1, all but one have balanced and signed budgets. Importantly, these balanced budgets were achieved without the assistance of additional federal stimulus monies. And on those projected rampant defaults... they are out of touch with reality. Municipal bond defaults, according to Thompson Reuters, have lagged behind the pace of the past two years. In 2009, there were about $8 billion of defaults in the roughly $2.9 trillion market. Defaults declined in 2010 to about $3 billion and the pace has continued to slow in 2011 with only $746 million in defaults in the first six months.

Fund Performance and Outlook

Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota provided a total return of 4.74%* and 4.47%*, respectively (at net asset value with distributions reinvested) for the six-months ended June 30, 2011, compared to the Funds' benchmark, the Barclays Capital Municipal Bond Index, which returned 4.42%.

The first quarter of 2011 was volatile with a significant increase in yields and decrease in prices in January resulting in a moderate decline in each Fund's share price. February, on the other hand, saw a huge decline in yields with a resulting rise in prices and substantial increase in each Fund's share price only to reverse again in March with moderately higher yields and lower prices.

The second quarter witnessed a major rally in the muni market with yields falling sharply in April and May and a corresponding substantial increase in each Fund's share price followed by a more stable June with a slight increase in yields and slight decrease in each Fund's share price.

Despite the continued scarcity of Montana and North Dakota municipal bonds throughout the period, each Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Each Fund may also invest in non-rated bonds should we deem they are of investment grade equivalent. We remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among investment grade issues of varying maturities. The highest level of current income that is exempt from federal and each Fund's state income taxes and is consistent with preservation of capital remains the investment objective of each Fund.

We remain optimistic that more money may flow into municipal bonds due to the "safe haven" bid that the tax-exempt municipal market should maintain due to its credit resiliency. In addition, we continue to see daily evidence of weak economic activity that should bolster fixed income investments as retail investors worry about equity market volatility.

Finally, we recommend that shareholders view their investment in each Fund as a long-term investment. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it's the long-term investors that may be rewarded with the long-term benefits of tax-free income and relative low volatility that muni bonds have provided for decades.

Thank you for investing in the Funds. If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Shannon Radke

Senior Portfolio Manager

The views expressed are those of Shannon Radke, President and Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.36% and 1.42%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.96% and 0.96%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Viking Tax-Free Fund for Montana without Sales Charge	Viking Tax-Free Fund for Montana with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/29/00	$10,000	$9,627	$10,000
12/31/01	$10,452	$10,063	$10,513
12/31/02	$11,489	$11,061	$11,523
12/31/03	$11,999	$11,552	$12,136
12/31/04	$12,485	$12,020	$12,678
12/30/05	$12,730	$12,255	$13,126
12/29/06	$13,258	$12,764	$13,762
12/31/07	$13,651	$13,142	$14,226
12/31/08	$13,014	$12,529	$13,875
12/31/09	$14,572	$14,029	$15,666
12/31/10	$14,854	$14,300	$16,037
6/30/11	$15,559	$14,979	$16,746

Average Annual Total Returns for the periods ending June 30, 2011

					Since Inception
	1 year	3 year	5 year	10 year	(August 3, 1999)
Without sales charge	3.95%	4.64%	4.09%	4.30%	4.24%
With sales charge (3.75%)	0.10%	3.31%	3.30%	3.91%	3.91%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Viking Tax-Free Fund for North Dakota without Sales Charge	Viking Tax-Free Fund for North Dakota with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/29/00	$10,000	$9,623	$10,000
12/31/01	$10,327	$9,938	$10,513
12/31/02	$11,369	$10,940	$11,523
12/31/03	$11,892	$11,443	$12,136
12/31/04	$12,339	$11,873	$12,678
12/30/05	$12,615	$12,139	$13,126
12/29/06	$13,216	$12,718	$13,762
12/31/07	$13,583	$13,070	$14,226
12/31/08	$12,919	$12,432	$13,875
12/31/09	$14,698	$14,144	$15,666
12/31/10	$14,915	$14,353	$16,037
6/30/11	$15,582	$14,994	$16,746

Average Annual Total Returns for the periods ending June 30, 2011

					Since Inception
	1 year	3 year	5 year	10 year	(August 3, 1999)
Without sales charge	3.22%	4.73%	4.30%	4.37%	4.42%
With sales charge (3.75%)	-0.69%	3.39%	3.51%	3.97%	4.08%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING SMALL-CAP VALUE FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Viking Small-Cap Value Fund ("Small-Cap Value Fund", or the "Fund") for the six months ended June 30, 2011. The Fund's portfolio and related financial statements are presented within for your review.

Introduction

The first half of 2011 produced moderate gains for equities across all market capitalizations. In the large-cap segment of the market, the S&P 500 and the Russell 1000 Index were both up about six percent. In the small-cap segment, the Russell 2000 and the Russell 2000 Value indices rose 6.2% and 3.8%, respectively. After the broad-based low quality rally in the second half of 2010, the market appears to be slowing down and focusing more on quality and fundamentals.

Growth led the way in the first half, with the Russell 2000 Growth rising 4.82% more than the value. While markets were strong through April, the declines in May and June brought both growth and value down roughly equal amounts. The leading sectors showed strength in some of the defensive sectors, with health care, utilities and consumer staples sharing the top of the podium with energy stocks. Laggards also showed the market's shift to a more defensive posture, as financials, consumer discretionary and industrial stocks all rose less than average.

The reasons for this sentiment shift are many. Debt troubles in Europe, slowing global economic growth and frustration about the political wrangling over the U.S. debt ceiling are the culprits. These issues have caused a great deal of uncertainty and likely will continue to in the near future. Investors do not have the optimistic view that they had six months ago, and equity returns are starting to reflect that lack of confidence.

Performance Review

The Viking Small Cap Value Fund ended the period with a return of 5.45%*, beating the Russell 2000 Value index's return of 3.77%. This outperformance was due to both strong stock selection and positive sector allocation. In addition, just as our emphasis on high quality stocks hurt our relative performance late in 2010; it is now helping to push us ahead of our competition. The characteristics of the companies that are now producing leading performance are quite different from those of six months ago. Back then, it was the smallest, the most expensive, the most volatile and the lowest dollar price (as opposed to inexpensive) that performed the best. Now, it is the larger, cheaper, more stable, less volatile names that are leading the way. These characteristics are all evident in the higher quality companies that make up our portfolio. While it may show itself through strong stock selection, our recent outperformance may be equally attributed to the emergence of quality as a leading factor.

In the portfolio, the best performing sectors relative to the market were industrials, energy, utilities and information technology, all due to strong stock selection. The areas in which we lagged the market were financials, health care and consumer staples all due to weak stock selection.

Investment Strategy and Market Outlook

Our expectations for the short-term are a moderate return environment with higher volatility. This market will not be the rising tide that lifts all boats, as a slowing growth rate will take the smallest, most speculative names out of a leadership position. Financial strength, a stable business model, sustainable free cash flow and an ability to improve and profit regardless of the external environment will be the key factors driving returns in the year ahead. This is all a function of investor expectations versus what the market's valuation is discounting. The quality companies with reasonable valuations will meet or exceed these expectations and, as a result, perform well. The low quality companies stand a much higher chance of disappointing, and will suffer as a result.

Looking at our sector allocation, we continue to believe industrials will exceed expectations and outperform the market. While their success over the past year and a half makes them more expensive that when we first began to be bullish on the sector, they still have the characteristics we favor (strong balance sheets, good growth prospects, free cash flow) and we feel that the valuations still represent good value. The volatility of energy prices has risen, but the opportunity remains high and we do not see the worldwide supply/demand ratio changing enough to change our long-term bullish stance on this group. Our largest underweight remains financials, due to continued expectations about a relative lack of demand for their services.

If you would like more frequent updates, please visit the Fund's website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Gregory Greene, CFA

Lead Portfolio Manager

Fox Asset Management LLC

The views expressed are those of Gregory Greene, Lead Portfolio Manager with Fox Asset Management LLC, sub-adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 2.78%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.65%.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

VIKING SMALL-CAP VALUE FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Russell 2000 Value Index

	Viking Small-Cap Value Fund without Sales Charge	Viking Small-Cap Value Fund with Maximum Sales Charge	Russell 2000 Value Index
5/3/01	$10,000	$9,497	$10,000
12/31/01	$10,260	$9,744	$10,788
12/31/02	$9,350	$8,879	$9,556
12/31/03	$12,430	$11,804	$13,954
12/31/04	$14,649	$13,912	$17,058
12/30/05	$15,261	$14,493	$17,861
12/29/06	$17,401	$16,525	$22,055
12/31/07	$17,820	$16,923	$19,899
12/31/08	$12,987	$12,333	$14,143
12/31/09	$16,080	$15,271	$17,053
12/31/10	$18,936	$17,983	$21,232
6/30/11	$19,967	$18,962	$22,033

Average Annual Total Returns for the periods ending June 30, 2011

					Since Inception
	1 year	3 year	5 year	10 year	(May 3, 2001)
Without sales charge	28.73%	6.00%	4.01%	6.92%	7.01%
With sales charge (5.00%)	22.33%	4.19%	2.95%	6.37%	6.47%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR MONTANA

SCHEDULE OF INVESTMENTS June 30, 2011 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.7%)

Education (10.6%)
*MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	$750,000	$793,545
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	287,446
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	800,084
MT St Brd Regents Higher Ed Rev Unref (Univ of MT) 5.750% 05/15/24	225,000	226,690
*MT St Hgr Ed Student Assist Corp Student Ln Rev 6.400% 12/01/32	1,625,000	1,585,139
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	156,094
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	419,980
Univ of Puerto Rico 5.000% 06/01/17	1,000,000	1,021,540
		5,290,518
General Obligation (7.5%)
Bozeman MT 4.950% 07/01/20	170,000	175,176
MT ST Drinking WTR Revolv FD 4.200% 07/15/20	150,000	150,063
Puerto Rico Commonwealth Ser A 5.000% 07/01/21	755,000	769,081
Puerto Rico Commonwealth GO 6.000% 07/01/27	600,000	618,636
Puerto Rico Commonwealth Ref-Pub Impt-Ser A 5.375% 07/01/25	750,000	771,907
Puerto Rico Commonwealth Ref-Pub Impt-Ser A 5.250% 07/01/24	750,000	772,927
Ravalli Cnty MT G.O. 4.250% 07/01/27	150,000	149,134
Ravalli Cnty MT G.O. 4.350% 07/01/28	155,000	153,343
Ravalli Cnty MT G.O. 4.400% 07/01/29	165,000	162,375
		3,722,642
Health Care (29.5%)
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.500% 06/01/16	250,000	262,222
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.750% 06/01/19	170,000	175,783
MT Fac Fin Auth Hlth Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	267,597
MT Fac Fin Auth Hlth Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	245,352
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	130,714
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	625,596
MT Fac Fin Auth Glendive Med Pj 4.500% 07/01/23	250,000	255,417
Montana Fac Fin Auth Health Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,012,792
Montana Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,347,910
Montana Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	374,262
MT Fac Fin Auth Cnty Med Cntr 5.2500% 06/01/30	535,000	554,495
MT Fac Fin Auth Hlth Facs Rev Master Ln PG-Comnty Med Ctr 5.1250% 06/01/26	1,000,000	1,036,450
MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/19	175,000	190,348
*MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/22	1,500,000	1,553,055
MT Fac Fin Auth Rev Prov Hlth & Svce 4.800% 12/01/20	105,000	111,970
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	151,407
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	276,383
MT Fac Fin Auth Sisters of Charity of Levnwrth 4.500% 01/01/24	1,000,000	1,026,630
Montana Fac Fin Auth Rev Hosp-Benefis Health Sys 5.500% 1/1/25	315,000	324,267
Montana Fac Fin Auth Rev Hosp-Benefis Health Sys 5.750% 1/1/31	500,000	515,300
MT St Hlth Fac Auth Hlth Care Rev (State Hospital) 5.000% 06/01/22	600,000	600,060
MT St Hlth Fac Auth Hlth Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,213
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Nursing Home) 5.100% 02/01/18	350,000	350,245
*MT St Hlth Fac Auth Hlth Care Rev (Marcus Daly Memorial) 6.000% 08/01/20	1,400,000	1,400,910
MT St Hlth Fac Auth Hosp Fac Rev (Billings Clinic Deaconess) 5.250% 02/15/20	100,000	97,666
Yellowstone County MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,287,100
Yellowstone County MT Health Care Lease Rev 5.250% 09/01/34	245,000	253,475
		14,727,619
Housing (5.6%)
MT Board Hsg AMT Single Family Mtg Ser B 4.750% 12/01/27	80,000	77,222
*MT Board of Hsg., Single Family Mtg 5.750% 06/01/30	35,000	35,092
*MT St Brd Hsg Sngle Fam Ser A-2 5.500% 12/01/20	45,000	45,105
*MT Board of Hsg., Single Family Program 5.600% 12/01/23	405,000	405,846
MT Board of Hsg., Single Family Program Series 2002A 5.200% 12/01/22	90,000	90,172
MT Board Hsg., Single Family Mtg Ser B-2 4.850% 12/01/15	50,000	50,216
MT Board of Hsg., Single Family Program 5.550% 06/01/33	95,000	94,102
MT Board of Hsg., Single Family Program 5.050% 12/01/24	130,000	132,721
MT Board of Hsg., Single Family Program 5.300% 12/01/29	570,000	586,752
Montana St Brd Hsg Single Family Homeownership-A 4.700% 12/1/26	1,175,000	1,184,753
MT Board Hsg., Single Family Mtg Ser C2 4.850% 12/01/26	120,000	117,319
		2,819,300
Other Revenue (15.0%)
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	268,834
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	62,715
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	67,294
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	66,939
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	182,380
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	585,126
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	973,480
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	289,724
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	284,504
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	181,193
Missoula, MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	125,619
MT Fac Fin Auth Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	490,276
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	296,260
MT Fac Fin Auth Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	224,275
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,105
MT Hlth Facs Auth (Alternatives Inc) Prerelease Ctr. Rev 5.600% 10/01/17	750,000	751,740
MT Hlth Facs Auth (Boyd Andrew Prj) Pre Release Center 6.300% 10/01/20	795,000	796,654
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	800,000	813,152
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	750,000	751,733
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	104,362
		7,466,365
Transportation (17.9%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	809,544
Billings MT Arpt Rev 4.750% 07/01/19	350,000	351,838
Billings MT Arpt Rev 5.000% 07/01/20	235,000	235,498
Billings MT Arpt Rev Customer Fac Chrg - Ser B 4.375% 07/01/30	750,000	704,303
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	771,933
Madison Cnty MT Rural Impt Dist 6.000% 7/1/30	1,000,000	992,150
Missoula, MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	195,828
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	198,430
Missoula, MT Spl Impt Dists #540 4.600% 07/01/24	100,000	93,568
Missoula, MT Spl Impt Dists #540 4.600% 07/01/25	105,000	96,624
Missoula, MT Spl Impt Dists NO 541 5.400% 07/01/29	370,000	386,350
Missoula MT Spl Impt Dists No 548 4.000% 7/1/19	190,000	188,195
Missoula MT Spl Impt Dists No 548 4.625% 7/1/23	240,000	236,626
Missoula MT Spl Impt Dists No 548 5.250% 7/1/27	240,000	240,679
Missoula MT Spl Impt Dists No 548 5.500% 7/1/31	235,000	233,024
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	384,153
Puerto Rico Highway Rev 4.950% 07/01/26	500,000	497,895
Puerto Rico Commonwealth Hwy & Trns Auth Hwy Rev 6.250% 7/1/21	500,000	564,245
Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5.500% 7/01/20	270,000	285,898
Puerto Rico Commonwealth Hwy & Trans Auth Transn Rev 5.500% 07/01/29	370,000	373,793
Puerto Rico Commonwealth Hwy & Trans Auth Rev 5.000% 7/01/26	300,000	296,256
Puerto Rico Commonwealth Hwy & Trans Auth Rev 5.500% 07/01/23	750,000	775,973
		8,912,803
Utilities (8.6%)
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,836,450
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/28	1,000,000	972,090
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/22	725,000	747,236
Puerto Rico Electric Power Auth 5.000% 07/01/25	750,000	750,263
		4,306,039

TOTAL MUNICIPAL BONDS (COST: $46,657,399)		$47,245,286

SHORT-TERM SECURITIES (5.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $2,676,858)	2,676,858	$2,676,858

TOTAL INVESTMENTS IN SECURITIES (COST: $49,334,258) (100.1%)		$49,922,144
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(47,976)

NET ASSETS (100.0%)		$49,874,168

^Variable rate security; rate shown represents rate as of June, 30 2011.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
As of June 30, 2011, the Fund had four when-issued purchases:
235,000 of Missoula MT Spl Impt Dist No 548 5.500% 07/01/31
240,000 of Missoula MT Spl Impt Dist No 548 5.250% 07/01/27
240,000 of Missoula MT Spl Impt Dist No 548 4.625% 07/01/23
190,000 of Missoula MT Spl Impt Dist No 548 4.000% 07/01/19

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

SCHEDULE OF INVESTMENTS June 30, 2011 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.2%)

Education (13.3%)
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 5/1/20	$250,000	$261,117
Minot ND Public School Dist Bldg Auth 4.800% 5/1/23	210,000	214,626
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 8/1/18	175,000	175,242
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 8/1/23	125,000	122,266
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 5/1/19	100,000	98,851
ND St Brd Higher Ed Rev Hsg & Aux - Bismarck St College 5.350% 5/1/30	500,000	466,415
ND State Board of Hgr Educ (ND State Univ Hsg & Aux Facs) 5.000% 4/1/27	250,000	263,505
ND State Board of Higher Ed 5.000% 4/1/25	160,000	168,678
Puerto Rico Indl Tourist Edl Fac Inter American Univ 5.000% 10/1/22	500,000	500,000
Univ of Puerto Rico 5.000% 6/1/17	450,000	459,693
		2,730,393
General Obligation (9.7%)
Fargo, ND Pub Sch Dist No 1 Ltd Tax-Sch Bldg 4.500% 5/1/21	250,000	260,262
Fargo, ND Pub Sch Dist No 1 Ltd Tax 5.000% 5/1/23	200,000	211,826
Grand Forks ND Ref Impt 5.000% 12/1/24	100,000	101,983
Grand Forks ND Pub Bldg 4.625% 12/1/26	350,000	361,795
*City of Minot ND (Highway Bonds) G.O. 5.000% 10/1/23	555,000	566,061
Minot, ND Wtr & Swr Util Resv Rev 5.250% 10/1/22	200,000	215,758
Minot, ND Wtr & Swr Util Resv Rev 5.375% 10/1/23	250,000	273,348
		1,991,033
Health Care (21.6%)
Burleigh Cnty ND Health Care Rev Ref-Medcenter One Inc 5.250% 5/1/13	150,000	150,247
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/1/18	125,000	116,775
Fargo ND Health Sys Rev MeritCare Obligated 5.125% 6/1/27	75,000	77,235
Fargo ND Health Sys 5.500% 11/1/20	500,000	548,640
Fargo ND Health Sys 6.000% 11/1/28	500,000	531,350
Grand Forks ND Health Care Facs Rev United Hospital Obligated Group 6.250% 12/1/24	200,000	198,296
Grand Forks, ND Health Care Facs Rev Altru Health Sys 6.450% 12/1/23	255,000	252,830
Grand Forks ND Health Care Sys Rev Altru Health Sys Oblig Group 5.625% 8/15/27	750,000	734,295
Grand Forks ND Nursing Fac 7.250% 11/1/29	300,000	308,103
Langdon ND Health Care Facs Rev Cavalier County MEM Hosp PJ 6.200% 1/1/25	155,000	156,251
Ward Cnty ND Hlth Care Fac Rev Trinity Obligated Group 5.250% 7/1/15	385,000	411,430
Ward Cnty ND Hlth Care Fac Rev Trinity Obligated Group5.125%7/1/25	500,000	485,165
Ward Cnty ND Hlth Care Fac Rev Trinity Obligated Group5.125%7/1/29	500,000	459,445
		4,430,062
Housing (13.8%)
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 6/1/26	400,000	391,008
ND St Hsg Fin Agy 5.400% 7/1/23	1,200,000	1,226,484
ND Hsg Fin Agy Mtg Rev Hsg Fin Pg 5.650% 7/1/28	75,000	76,296
ND St Hsg Fin Agy Rev Home Mtg Prog C Aa1/NR 4.90% 07/01/15 4.900% 7/1/15	150,000	151,393
*ND (HFA) Hsg Finance Rev 5.200% 7/1/22	615,000	625,271
ND Housing Fin Agy 5.150% 7/1/23	320,000	320,128
*ND St Hsg Fin Agy Rev Hsg Fin Prog Home Mtg A 5.550% 7/1/22	40,000	40,047
		2,830,627
Other Revenue (16.8%)
Fargo ND Bldg Auth Lease Rev 5.000% 5/1/20	50,000	50,906
Grand Forks Cnty ND Bldg Auth Lease Rev 5.000% 12/1/20	200,000	211,342
Grand Forks ND Mosquito Ctl Resv Rev 4.750% 9/1/24	100,000	103,252
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 6/1/20	150,000	154,735
ND Pub Fin Auth AMT - Indl Dev Prog - Ser A 5.000% 6/1/31	240,000	220,824
ND Pub Fin Auth State Revolving Fund 5.500% 10/1/27	250,000	277,705
ND Pub Fin Auth Indl Dev Prog 6.000% 6/1/34	200,000	211,518
ND Mun Bd Bk Cap Fing Prog 6.000% 6/1/21	25,000	24,919
ND Bldg Auth Lease Rev 5.200% 12/1/19	90,000	90,597
*ND Bldg Auth Lease Rev 5.000% 12/1/22	1,020,000	1,059,566
Puerto Rico Commonwealth Infrastructure Fing Auth Spl Tax Rev Ser A 5.500% 7/1/28	135,000	132,802
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 8/1/24	400,000	406,576
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 8/1/26	150,000	150,347
Williams Cnty ND Sales Tax Rev 5.000%11/1/21	100,000	100,316
Williams Cnty ND Sales Tax Rev 5.000%11/1/31	250,000	234,885
		3,430,290
Transportation (6.8%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 6/1/24	350,000	368,056
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 6/1/29	500,000	522,800
Puerto Rico Highway Rev 4.950% 7/1/26	500,000	497,895
		1,388,751
Utilities (13.2%)
Mclean Cnty ND Solid Waste Facs Rev Great River Energy Projects 4.875% 7/1/26	750,000	756,788
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 8/1/25	500,000	518,670
*Oliver Cnty ND Pollutn Ctl Rev Ref-Square Butte Electric Coop 5.300% 1/1/27	425,000	425,013
Puerto Rico Electric Power Auth Power Rev 5.000% 7/1/23	600,000	608,892
Puerto Rico Electric Power Auth Pwr Rev REF-SER ZZ 5.000% 7/1/26	250,000	246,623
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/1/23	150,000	153,969
		2,709,955

TOTAL MUNICPAL BONDS (COST: $19,200,486)		$19,511,111

SHORT-TERM SECURITIES (4.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.100% (Cost: $841,357)	841,357	$841,357

TOTAL INVESTMENTS IN SECURITIES (COST: $20,041,843) (99.3%)		$20,352,468
OTHER ASSETS LESS LIABILITIES (0.7%)		151,147

NET ASSETS (100.0%)		$20,503,615

^Variable rate security; rate shown represents rate as of June 30, 2011
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS June 30, 2011 (unaudited)

		Fair
	Quantity	Value
COMMON STOCK (94.7%)

Consumer Discretionary (8.3%)
*Aeropostale Inc	1,100	$19,250
*Carter's Inc	2,100	64,596
*Children's Place Retail Stores Inc	1,300	57,837
*Dicks Sporting Goods	1,000	38,450
*Hanesbrands	2,300	65,665
The Buckle Inc	700	29,890
The Finish Line - Class A	2,600	55,640
		331,328
Consumer Staples (4.5%)
*BJ'S Wholesale	1,200	60,420
J & J Snack Foods	1,600	79,760
Lancaster Colony Corp	650	39,533
		179,713
Energy (5.6%)
Bristow Group	1,000	51,020
*Gulfport Energy Corp	1,400	41,566
*Oil States Intl Inc	800	63,928
*Stone Energy Corp	1,300	39,507
*Vaalco Energy Inc	4,400	26,488
		222,509
Financials (24.8%)
Argo Group Intl	2,400	71,328
Aspen Insurance Holdings	2,300	59,179
Astoria Financial	4,600	58,834
Corporate Office Properties	1,200	37,332
First Midwest Bancorp Inc	3,100	38,099
First Niagara Finc Gr Inc	4,800	63,360
LaSalle Hotel	2,800	73,752
MB Financial	2,100	40,404
National Penn Bancshares Inc	5,900	46,787
Pebblebrook Hotel Trust	2,000	40,380
Prosperity Bancshares	1,800	78,876
Protective Life Corp	2,400	55,512
Senior Housing Properties Trust	3,500	81,935
Tanger Factory Outlet Centers	2,100	56,217
Tower Group	2,200	52,404
Trustmark	3,200	74,912
Washington Federal	3,500	57,505
		986,816
Health Care (7.9%)
*Magellan Health Services Inc	1,200	65,688
Owens & Minor	2,550	87,950
Teleflex Inc	1,500	91,590
West Pharm Services	1,600	70,016
		315,244
Industrials (23.5%)
A.O. Smith Corp	1,325	56,047
AAR Corp	2,900	78,561
Arkansas Best Corp	2,400	56,952
Barnes Group	3,800	94,278
Brinks Corp	2,600	77,558
Chicago Bridge & Iron	800	31,120
Crane Corp	1,000	49,410
*Emcor Group	2,000	58,620
*General Cable	1,400	59,612
*Genesee & Wyoming Inc - Class A	800	46,912
*Geoeye Inc	1,385	51,799
*Old Dominion	1,650	61,545
Towers Watson & Co - Class A	1,100	72,281
Tutor Perini Corp	4,500	86,310
Wabtec	800	52,576
		933,581
Information Technology (7.2%)
*AXT, Inc	2,400	20,352
*JDA Software Group Inc	3,400	105,026
Maximus Inc	600	49,638
*Netgear Inc	1,700	74,324
*NetScout Systems Inc	1,700	35,513
		284,853
Materials (5.9%)
AptarGroup	1,800	94,212
*Calgon Carbon	3,500	59,500
RPM International Inc	3,400	78,268
		231,980
Utilities (7.0%)
Cleco Corporation	2,900	101,065
Portland Gen Elect Corp	3,500	88,480
Westar Energy Inc	3,300	88,803
		278,348

TOTAL COMMON STOCKS (COST: $2,942,493)		$3,764,372

SHORT-TERM SECURITIES (5.4%)	Shares
^Wells Fargo Advantage Investment Money Market 0.034% (COST: $215,384)	215,384	$215,384

TOTAL INVESTMENTS IN SECURITIES (COST: $3,157,877) (100.1%)		$3,979,756
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(3,323)

NET ASSETS (100.0%)		$3,976,433

*Non-income producing
^Variable rate security; rate shown represents rate as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities June 30, 2011 (unaudited)

	Tax-Free	Tax-Free	Small-Cap
	Fund for MT	Fund for ND	Value Fund
ASSETS
Investments in securities, at cost	$49,334,258	$20,041,843	$3,157,877

Investments in securities, at value	$49,922,144	20,352,468	3,979,756
Cash	61,287	0	40
Receivable for Fund shares sold	133,617	22,000	0
Accrued dividends receivable	17	5	3,643
Accrued interest receivable	845,460	297,333	7
Prepaid expenses	3,638	2,913	1,154
Total assets	$50,966,163	$20,674,719	$3,984,600

LIABILITIES
Security purchases payable	$902,440	$0	$0
Payable for Fund shares redeemed	133,266	28,259	0
Payable to affiliates	42,830	14,849	4,544
Accrued expenses	13,459	6,580	3,623
Disbursements in excess of demand deposit cash	0	121,416	0
Total liabilities	$1,091,995	$171,104	$8,167

NET ASSETS	$49,874,168	$20,503,615	$3,976,433

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$51,255,814	$21,955,069	$3,309,996
Accumulated undistributed net realized gain (loss) on investments	(1,973,349)	(1,769,046)	(151,523)
Accumulated undistributed net investment income (loss)	3,817	6,967	(3,919)
Unrealized appreciation (depreciation) on investments	587,886	310,625	821,879

NET ASSETS	$49,874,168	$20,503,615	$3,976,433

Shares outstanding	5,050,316	2,034,526	241,573
Net asset value per share*	$9.88	$10.08	$16.46
Public offering price (sales charge of 3.75%, 3.75%, and 5.00%, respectively)	$10.26	$10.47	$17.33

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended June 30, 2011 (unaudited)

	Tax-Free	Tax-Free	Small-Cap
	Fund for MT	Fund for ND	Value Fund
INVESTMENT INCOME
Interest	$1,141,121	$482,143	$70
Dividends (net of foreign withholding taxes of $0, $0, and $14, respectively)	501	163	28,550
Total investment income	$1,141,622	$482,306	$28,620

EXPENSES
Investment advisory fees	$116,188	$49,104	$19,721
Distribution (12b-1) fees	58,094	24,552	4,930
Transfer agent fees	43,999	18,618	3,880
Accounting service fees	19,556	14,057	10,825
Administrative service fees	31,666	14,532	4,926
Professional fees	5,340	2,656	922
Reports to shareholders	1,333	708	514
License, fees, and registrations	3,170	2,738	1,317
Audit fees	2,271	940	252
Trustees' fees	2,132	913	185
Transfer agent out-of-pockets	939	1,105	569
Custodian fees	3,986	2,158	1,902
Legal fees	3,880	1,613	335
Insurance expense	1,354	689	109
Total expenses	$293,908	$134,383	$50,387
Less expenses waived or reimbursed	(70,827)	(40,103)	(17,848)
Total net expenses	$223,081	$94,280	$32,539

NET INVESTMENT INCOME (LOSS)	$918,541	$388,026	$(3,919)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(182,021)	$(45,408)	$139,788
Net change in unrealized appreciation (depreciation) of investments	1,459,635	505,334	72,304
Net realized and unrealized gain (loss) on investments	$1,277,614	$459,926	$212,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,196,155	$847,952	$208,173

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended June 30, 2011 (unaudited)

	Tax-Free	Tax-Free	Small-Cap
	Fund for MT	Fund for ND	Value Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$918,541	$388,026	$(3,919)
Net realized gain (loss) from investment transactions	(182,021)	(45,408)	139,788
Net change in unrealized appreciation (depreciation) on investments	1,459,635	505,334	72,304
Net increase (decrease) in net assets resulting from operations	$2,196,155	$847,952	$208,173

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(917,260)	$(386,323)	$0
Total distributions	$(917,260)	$(386,323)	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$6,548,682	$1,562,702	$81,092
Proceeds from reinvested dividends	654,293	297,767	0
Cost of shares redeemed	(2,166,320)	(1,084,640)	(155,132)
Net increase (decrease) in net assets resulting from capital share transactions	$5,036,655	$775,829	$(74,040)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$6,315,550	$1,237,458	$134,133
NET ASSETS, BEGINNING OF PERIOD	$43,558,618	$19,266,157	$3,842,300
NET ASSETS, END OF PERIOD	$49,874,168	$20,503,615	$3,976,433

Accumulated undistributed net investment income	$3,817	$6,967	$0

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended December 31, 2010

	Tax-Free	Tax-Free	Small-Cap
	Fund for MT	Fund for ND	Value Fund
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,550,412	$767,448	$4,070
Net realized gain (loss) from investment transactions	(106,570)	(76,141)	509,728
Net change in unrealized appreciation (depreciation) on investments	(931,686)	(397,166)	78,372
Net increase (decrease) in net assets resulting from operations	$512,156	$294,141	$592,170

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,549,086)	$(764,424)	$(4,070)
Total distributions	$(1,549,086)	$(764,424)	$(4,070)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$10,177,922	$4,084,657	$364,662
Proceeds from reinvested dividends	1,184,476	623,298	4,031
Cost of shares redeemed	(2,556,041)	(3,144,484)	(596,575)
Net increase (decrease) in net assets resulting from capital share transactions	$8,806,357	$1,563,471	$(227,882)

TOTAL INCREASE IN NET ASSETS	$7,769,427	$1,093,188	$360,218
NET ASSETS, BEGINNING OF PERIOD	$35,789,191	$18,172,969	$3,482,082
NET ASSETS, END OF PERIOD	$43,558,618	$19,266,157	$3,842,300

Accumulated undistributed net investment income	$2,536	$5,263	$0

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the "Trust") was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of three series (the "Funds").

The Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Small-Cap Value Fund ("Small-Cap Value Fund"), a diversified Fund, seeks long-term total return and capital preservation.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which market quotations are available are valued as follows: (a) listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers' Automated Quotation System. Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS") obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by IFS using methods and procedures reviewed and approved by the Trustees.

Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by IFS. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.50% contingent deferred sales charge "CDSC" may be assessed on shares of Tax-Free Fund for MT and Tax-Free Fund for ND if redeemed within 12 months of purchase and a 1.00% CDSC may be assessed on shares of Small-Cap Value Fund if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended December 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2007.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized for financial reporting purposes.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. The Tax-Free Fund for MT and the Tax-Free Fund for ND declare dividends from net investment income daily and pay such dividends monthly. The Small-Cap Value Fund will declares and pays dividends from net investment income at least annually. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of June 30, 2011:

		Level 1	Level 2	Level 3	Total
Tax-Free	Short Term Securities	$2,676,858	$0	$0	$2,676,858
Fund for MT	Municipal Bonds	0	47,245,286	0	47,245,286
	Total	$2,676,858	$47,245,286	$0	$49,922,144

Tax-Free	Short Term Securities	$841,357	$0	$0	$841,357
Fund for ND	Municipal Bonds	0	19,511,111	0	19,511,111
	Total	$841,357	$19,511,111	$0	$20,352,468

Small-Cap	Short Term Securities	$215,384	$0	$0	$215,384
Value Fund	Common Stock	3,764,372	0	0	3,764,372
	Total	$3,979,756	$0	$0	$3,979,756

See schedule of investments to view by type of obligation. The Funds did not hold any Level 3 assets during the six months ended June 30, 2011. There were no transfers into or out of Level 1 or Level 2 during the six months ended June 30, 2011. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2011, were as follows:

	Tax-Free	Tax-Free	Small-Cap
	Fund for MT	Fund for ND	Value Fund
Purchases	$6,637,796	$3,160,167	$285,127
Sales	$2,662,213	$2,872,527	$467,680

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	Tax-Free		Tax-Free		Small-Cap
	Fund for MT		Fund for ND		Value Fund
	Six		Six		Six
	Months	Year	Months	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10
Shares sold	675,447	1,019,000	157,623	401,194	4,999	25,716
Shares issued on reinvestment of dividends	67,173	119,462	29,916	61,292	0	256
Shares redeemed	(222,052)	(258,809)	(110,042)	(310,731)	(9,636)	(42,236)
Net increase (decrease)	520,568	879,653	77,497	151,755	(4,637)	(16,264)

NOTE 6: Income Tax Information

At June 30, 2011, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Tax-Free	Tax-Free	Small-Cap
	Fund for MT	Fund for ND	Value Fund
Investments at cost	$49,330,441	$20,034,876	$3,161,258
Unrealized appreciation	$1,780,259	$758,052	$756,384
Unrealized depreciation	1,188,556	440,460	(62,114)
Net unrealized appreciation (depreciation)*	$591,703	$317,592	$818,498

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

The tax character of distributions paid was as follows:

	Tax-Free		Tax-Free		Small-Cap
	Fund for MT		Fund for ND		Value Fund
	Six		Six		Six
	Months	Year	Months	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10
Tax-exempt income	$917,260	$1,549,086	$386,323	$764,424	$0	$0
Ordinary income	0	0	0	0	0	4,070
Total	$917,260	$1,549,086	$386,323	$764,424	$0	$4,070

As of December 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND	Small-Cap Value Fund
Accumulated capital and other losses	($1,791,328)	($1,723,638)	($287,929)
Unrealized appreciation/(depreciation)*	(869,213)	(189,446)	746,194
Total accumulated earnings/(deficit)	($2,660,541)	($1,913,084)	($458,265)

*Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to timing differences associated with wash sales and market discount.

Capital loss carryforwards may be used to offset future capital gains. The capital loss carryforwards amounts will expire in each of the years ended December 31 as shown in the following table.

Year	Tax-Free Fund for MT	Tax-Free Fund for ND	Small-Cap Value Fund
2011	$845,562	$1,089,267	0
2012	$607,751	$459,554	0
2013	$50,681	$16,196	0
2014	$51,062	$38,426	0
2015	$56,897	$0	0
2016	$72,824	$44,995	$280,469
2017	$0	$0	$7,460
2018	$106,551	$75,200	0
Total	$1,791,328	$1,723,638	$287,929

For the year ended December 31, 2010, the Tax-Free Fund for MT and Tax-Free Fund for ND made permanent reclassifications to reflect tax character of $3,714,786 and $1,756,690, respectively, due to capital loss carryforward expirations.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and Integrity Fund Services, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. For Small-Cap Value Fund, Fox Asset Management, LLC ("Fox Asset Management" or "Fox") is the sub-adviser.

VFM provides investment advisory and management services to the Funds. For Tax-Free Fund for MT, Tax-Free Fund for ND, and Small-Cap Value Fund, the Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50%, 0.50%, and 1.00%, respectively, of the average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until April 29, 2012, for Tax-Free Fund for MT, Tax-Free Fund for ND, Small-Cap Value Fund, so that the net annual operating expenses do not exceed 1.07%, 1.07%, and 1.65%, respectively. After this date, the expense limitations may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after voluntary waivers and reimbursements, the Tax-Free Fund for MT and Tax-Free Fund for ND expenses were at an annual rate of 0.96% of average daily net assets for the six months ended June 30, 2011. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider's fees before voluntarily or contractually waiving VFM's management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Advisory Fees	Advisory Fees
	Six Months Ended 6/30/11*	Payable 6/30/11*
Tax-Free Fund for MT	$116,188	$20,634
Tax-Free Fund for ND	$49,104	$8,529
Small-Cap Value Fund	$19,721	$3,225
* After waivers and reimbursements, if any.

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sales proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 6/30/11			Payable 6/30/11
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
Tax-Free Fund for MT	$122,364	$0	$58,094	$6,530	$0	$10,317
Tax-Free Fund for ND	$42,246	$0	$24,552	$0	$0	$4,265
Small-Cap Value Fund	$1,611	$0	$4,930	$0	$0	$806

IFS acts as the Funds' transfer agent. Prior to June 1, 2011, the transfer agent fee was a monthly variable fee equal to 0.20% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. Beginning June 1, 2011, the transfer agent fee was a monthly variable fee equal to 0.14% of the average daily net assets for the Tax-Free Fund for MT and Tax-Free Fund for ND and 0.18% of the average daily net assets for the Small-Cap Value Fund on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses.

IFS also acts as the Funds' accounting services agent. Prior to June 1, 2011, the accounting fee was a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. Beginning June 1, 2011, the accounting services fee was combined with the administrative services fee.

IFS also acts as the Funds' administrative services agent. Prior to June 1, 2011, the administrative fee was a monthly variable fee equal to 0.125% of the average daily net assets for the Tax-Free Fund for MT and Tax-Free Fund for ND and 0.15% of the average daily net assets for the Small-Cap Value Fund on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. Beginning June 1, 2011, the administrative fee was a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Fund are also Officers and Governors of IFS.

	Six Months Ended 6/30/11			Payable 6/30/11
	Transfer	Accounting	Admin.	Transfer	Accounting	Admin.
	Agency	Service	Service	Agency	Service	Service
	Fees*	Fees*	Fees*	Fees*	Fees*	Fees*
Tax-Free Fund for MT	$11,209	$4,579	$8,606	$2,219	$0	$2,987
Tax-Free Fund for ND	$2,769	$1,846	$2,489	$625	$0	$1,149
Small-Cap Value Fund	$353	$896	$534	$78	$0	$328
* After waivers and reimbursements, if any.

NOTE 8: Principal Risks

Tax-Free Fund for MT and Tax-Free Fund for ND invest primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state. Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of each Fund's portfolio, the greater its interest rate risk.

VIKING TAX-FREE FUND FOR MONTANA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/11#	12/31/10	12/31/09	12/31/08	12/31/07	12/29/06
NET ASSET VALUE, BEGINNING OF PERIOD	$9.62	$9.81	$9.12	$9.96	$10.06	$10.04

Income (loss) from investment operations:
Net investment income (loss)	$0.19	$0.38	$0.39	$0.39	$0.39	$0.39
Net realized and unrealized gain (loss) on investments	0.26	(0.19)	0.69	(0.84)	(0.10)	0.02
Total from investment operations	$0.45	$0.19	$1.08	$(0.45)	$0.29	$0.41

Less Distributions:
Dividends from net investment income	$(0.19)	$(0.38)	$(0.39)	$(0.39)	$(0.39)	$(0.39)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Returns of capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.19)	$(0.38)	$(0.39)	$(0.39)	$(0.39)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$9.88	$9.62	$9.81	$9.12	$9.96	$10.06

Total Return[1]	9.49%3	1.93%	11.97%	(4.66%)	2.96%	4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$49,874	$43,559	$35,789	$10,586	$9,899	$11,084
Ratio of expenses to average net assets after waivers*[2]	0.96%[3]	0.96%	0.92%	0.85%	0.76%	0.63%
Ratio of expenses to average net assets before waivers*	1.26%[3]	1.35%	1.31%	1.10%	1.11%	1.08%
Ratio of net investment income to average net assets*[2]	3.95%[3]	3.87%	3.98%	4.03%	3.91%	3.87%
Portfolio turnover rate	5.94%	25.34%	11.14%	14.34%	26.57%	24.39%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	Annualized.

*	Average net assets was calculated using a 360-day period.

# Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Semi
	Annual	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/11#	12/31/10	12/31/09	12/31/08	12/31/07	12/29/06
NET ASSET VALUE, BEGINNING OF PERIOD	$9.84	$10.07	$9.22	$10.10	$10.22	$10.14

Income (loss) from investment operations:
Net investment income (loss)	$0.20	$0.38	$0.40	$0.40	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	0.24	(0.23)	0.85	(0.88)	(0.12)	0.08
Total from investment operations	$0.44	$0.15	$1.25	$(0.48)	$0.28	$0.47

Less Distributions:
Dividends from net investment income	(0.20)	(0.38)	$(0.40)	$(0.40)	$(0.40)	$(0.39)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Returns of capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.20)	$(0.38)	$(0.40)	$(0.40)	$(0.40)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$10.08	$9.84	$10.07	$9.22	$10.10	$10.22

Total Return[1]	8.94%3	1.48%	13.77%	(4.89%)	2.77%	4.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$20,504	$19,266	$18,173	$5,054	$5,652	$5,876
Ratio of expenses to average net assets after waivers*[2]	0.96%[3]	0.96%	0.92%	0.85%	0.77%	0.62%
Ratio of expenses to average net assets before waivers*	1.37%[3]	1.42%	1.49%	1.21%	1.20%	1.18%
Ratio of net investment income to average net assets*[2]	3.95%[3]	3.79%	3.94%	4.10%	3.92%	3.86%
Portfolio turnover rate	14.95%	29.47%	52.28%	30.91%	28.12%	35.84%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the then-current investment adviser and/or affiliated service providers.

[3]	Annualized.

*	Average net assets was calculated using a 360-day period.

# Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/11#	12/31/10	12/31/09	12/31/08	12/31/07	12/29/06
NET ASSET VALUE, BEGINNING OF PERIOD	$15.61	$13.27	$10.76	$14.85	$15.43	$14.32

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	$0.02	$0.05	$0.06	$0.02	$0.01
Net realized and unrealized gain (loss) on investments	0.87	2.34	2.51	(4.09)	0.35	2.00
Total from investment operations	$0.85	$2.36	$2.56	$(4.03)	$0.37	$2.01

Less Distributions:
Dividends from net investment income	$0.00	$(0.02)	$(0.05)	$(0.06)	$(0.02)	$(0.01)
Distributions from net realized gains	0.00	0.00	0.00	0.00	(0.93)	(0.89)
Returns of capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$0.00	$(0.02)	$(0.05)	$(0.06)	$(0.95)	$(0.90)

NET ASSET VALUE, END OF PERIOD	$16.46	$15.61	$13.27	$10.76	$14.85	$15.43

Total Return[1]	10.89%3	17.76%	23.82%	(27.12%)	2.41%	14.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,976	$3,842	$3,482	$3,119	$3,818	$3,243
Ratio of expenses to average net assets after waivers*[2]	1.65%[3]	1.65%	1.57%	1.50%	1.65%	1.65%
Ratio of expenses to average net assets before waivers*	2.56%[3]	2.77%	3.42%	1.96%	2.15%	2.23%
Ratio of net investment income to average net assets*[2]	(0.20%)[3]	0.11%	0.48%	0.47%	0.16%	0.08%
Portfolio turnover rate	7.46%	42.94%	54.74%	71.46%	46.19%	36.96%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the then-current investment adviser and/or affiliated service providers.

[3]	Annualized.

*	Average net assets was calculated using a 360-day period.

# Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	12/31/10	6/30/11	Period*	Ratio

Viking Tax-Free Fund for Montana
Actual	$1,000.00	$1,047.45	$4.91	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$4.85	0.96%

Viking Tax-Free Fund for North Dakota
Actual	$1,000.00	$1,044.68	$4.91	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$4.85	0.96%

Viking Small-Cap Value Fund
Actual	$1,000.00	$1,054.45	$8.47	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.32	1.65%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the one-half year period, and divided by the total number of days in the fiscal year (to reflect the one-half year period).

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 24, 2011

By: /s/ Adam Forthun
Adam Forthun
Treasurer

August 24, 2011